Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Dividend Income Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class A
Trading Symbol	LBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	20.23	12.04	10.52
Class A (including sales charges)	13.32	10.71	9.87
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 39,874,666,035
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 198,066,762
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%

Columbia Dividend Income Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Advisor Class
Trading Symbol	CVIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	20.50	12.32	10.80
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 39,874,666,035
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 198,066,762
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%

Columbia Dividend Income Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class C
Trading Symbol	LBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.65%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	19.31	11.20	9.70
Class C (including sales charges)	18.31	11.20	9.70
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 39,874,666,035
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 198,066,762
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%

Columbia Dividend Income Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	GSFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.51	12.31	10.80
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 39,874,666,035
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 198,066,762
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%

Columbia Dividend Income Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CDDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.59	12.38	10.90
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 39,874,666,035
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 198,066,762
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot , Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot , Inc. (The)	2.2%
Merck & Co., Inc.	2.2%

Columbia Dividend Income Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CDDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.64	12.44	10.96
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 39,874,666,035
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 198,066,762
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset
Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%

Columbia Dividend Income Fund (Class R)
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class R
Trading Symbol	CDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	19.92	11.75	10.25
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 39,874,666,035
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 198,066,762
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%